FINANCE LEASE - Operating Lease Receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Lease Receivables
Operating lease receivables	$ 55,183	$ 9,565
Up to 1 year [member]
Financial Lease Receivables
Operating lease receivables	16,706	3,695
More than a year up to two years
Financial Lease Receivables
Operating lease receivables	15,732	3,695
From two to three years
Financial Lease Receivables
Operating lease receivables	13,543	$ 2,175
From three to five years
Financial Lease Receivables
Operating lease receivables	$ 9,202